Derivative Financial Instruments - Credit Derivatives Sold (Details) - Single name credit default swaps - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Credit derivatives sold disclosures
Notional amount	$ 220.0	$ 220.0	$ 270.0
Fair value	4.6	4.5	2.6
Maximum future payments	$ 220.0	$ 220.0	$ 270.0
Weighted average expected life	2 years 2 months 12 days	2 years 8 months 12 days	3 years 1 month 6 days
Corporate debt securities | A
Credit derivatives sold disclosures
Notional amount	$ 40.0	$ 40.0	$ 40.0
Fair value	0.3	0.3	0.4
Maximum future payments	$ 40.0	$ 40.0	$ 40.0
Weighted average expected life	1 year	1 year 6 months	2 years 6 months
Corporate debt securities | BBB
Credit derivatives sold disclosures
Notional amount	$ 160.0	$ 140.0	$ 190.0
Fair value	4.1	3.8	2.2
Maximum future payments	$ 160.0	$ 140.0	$ 190.0
Weighted average expected life	2 years 7 months 6 days	3 years	3 years 1 month 6 days
Corporate debt securities | BB
Credit derivatives sold disclosures
Notional amount		$ 20.0	$ 20.0
Fair value		0.2	(0.2)
Maximum future payments		$ 20.0	$ 20.0
Weighted average expected life		3 years 6 months	4 years 6 months
Sovereign | A
Credit derivatives sold disclosures
Notional amount	$ 20.0	$ 20.0	$ 20.0
Fair value	0.2	0.2	0.2
Maximum future payments	$ 20.0	$ 20.0	$ 20.0
Weighted average expected life	1 year	1 year 6 months	2 years 6 months